Transamerica Intermediate Muni Investment Objectives and Goals - Retail Class [Member] - Transamerica Intermediate Muni	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica Intermediate Muni
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to maximize total return through a combination of current income that is exempt from federal income tax and capital appreciation.